Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Liquidity
Time deposits - current	€ 657	€ 2,605
Time deposits - non-current	0	0
Time deposits	657	2,605
Debt securities - current	32	30
Debt securities - non-current	0	0
Debt securities	32	30
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	203	201
Financial instruments related to employee benefit plans	203	201
Loans and other financial receivables - current	104	79
Loans and other financial receivables - non-current	129	107
Loans and other financial receivables	233	186
Expected credit loss allowance - current	(3)	(3)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(3)	(3)
Non-derivative financial debt investments - current	790	2,711
Non-derivative financial debt investments - non-current	332	308
Non-derivative financial debt investments	1,122	3,019
Other financial assets, current	853	2,758
Other financial assets, non-current	5,626	6,275
Other financial assets	€ 6,479	€ 9,033
Non-derivative financial debt investments as % of other financial assets - current	93.00%	98.00%
Non-derivative financial debt investments as % of other financial assets - non-current	6.00%	5.00%
Non-derivative financial debt investments as % of other financial assets	17.00%	33.00%